CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents

US$ MILLIONS	2020	2019
Cash	$520	$467
Cash equivalents(1)	222	232
Restricted cash(2)	125	128
Total cash and cash equivalents	$867	$827

(1)Short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(2)Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts. Cash that becomes unrestricted within one year of the reporting date is classified as cash and cash equivalents.